Distribution Date:	08/17/26	DBJPM 2020-C9 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C9

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	14-15		Attention: Brian Hanson		bhanson@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	16-17
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Principal Prepayment Detail	18		Bank, N.A.
Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	23
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24
		Trust Directing Holder	BSPRT 2020-C9 Owner, LLC
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27	333 South Wabash Loan-	American General Life Insurance Company
		Specific Directing Holder
Supplemental Notes	28
			-

		Amazon Portfolio Loan-	Goldman Sachs Bank USA
		Specific Directing Holder
			-

		Coleman Highline Loan-	DBR Investments Co. Limited
		Specific Directing Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	233063AC0	0.800000%	5,230,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	233063AF3	1.900000%	104,918,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	233063AJ5	1.882000%	61,749,000.00	27,744,802.67	12,493.83	43,513.10	0.00	0.00	56,006.93	27,732,308.84	39.59%	30.00%
A-SB	233063AM8	1.875000%	4,912,000.00	3,941,059.09	86,412.79	6,157.90	0.00	0.00	92,570.69	3,854,646.30	39.59%	30.00%
A-4	233063AQ9	1.644000%	67,800,000.00	67,800,000.00	0.00	92,886.00	0.00	0.00	92,886.00	67,800,000.00	39.59%	30.00%
A-5	233063AT3	1.926000%	174,892,000.00	174,892,000.00	0.00	280,701.66	0.00	0.00	280,701.66	174,892,000.00	39.59%	30.00%
A-M	233063AZ9	2.340000%	71,915,000.00	71,915,000.00	0.00	140,234.25	0.00	0.00	140,234.25	71,915,000.00	23.75%	18.00%
B	233063BC9	2.567000%	22,473,000.00	22,473,000.00	0.00	48,073.49	0.00	0.00	48,073.49	22,473,000.00	18.80%	14.25%
C	233063BF2	3.493858%	22,474,000.00	22,474,000.00	0.00	65,434.13	0.00	0.00	65,434.13	22,474,000.00	13.85%	10.50%
D	233063BS4	2.250000%	15,731,000.00	15,731,000.00	0.00	12,757.74	0.00	0.00	12,757.74	15,731,000.00	10.39%	7.88%
E	233063BU9	2.250000%	8,240,000.00	8,240,000.00	0.00	0.00	0.00	0.00	0.00	8,240,000.00	8.57%	6.50%
F	233063BW5	1.750000%	13,484,000.00	13,484,000.00	0.00	0.00	0.00	0.00	0.00	13,484,000.00	5.60%	4.25%
G*	233063BY1	1.750000%	5,993,000.00	5,993,000.00	0.00	0.00	0.00	0.00	0.00	5,993,000.00	4.28%	3.25%
H	233063CA2	1.750000%	19,477,350.00	19,444,612.43	0.00	0.00	0.00	0.00	0.00	19,444,612.43	0.00%	0.00%
RR	233063CK0	3.640108%	24,941,499.00	18,900,325.11	4,116.35	53,630.78	0.00	0.00	57,747.13	18,896,208.76	0.00%	0.00%
RR Interest	N/A	3.640108%	6,600,001.00	5,001,390.03	1,089.26	14,191.74	0.00	0.00	15,281.00	5,000,300.77	0.00%	0.00%
S	233063CC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	233063CE4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			630,829,850.00	478,034,189.33	104,112.23	757,580.79	0.00	0.00	861,693.02	477,930,077.10

X-A	233063AW6	1.687450%	491,416,000.00	346,292,861.76	0.00	486,959.90	0.00	0.00	486,959.90	346,193,955.14
X-B	233063BG0	0.609669%	44,947,000.00	44,947,000.00	0.00	22,835.65	0.00	0.00	22,835.65	44,947,000.00
X-D	233063BJ4	1.390108%	23,971,000.00	23,971,000.00	0.00	27,768.56	0.00	0.00	27,768.56	23,971,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	233063BL9	1.890108%	13,484,000.00	13,484,000.00	0.00	21,238.51	0.00	0.00	21,238.51	13,484,000.00
X-G	233063BN5	1.890108%	5,993,000.00	5,993,000.00	0.00	9,439.51	0.00	0.00	9,439.51	5,993,000.00
X-H	233063BQ8	1.890108%	19,477,350.00	19,444,612.43	0.00	30,627.01	0.00	0.00	30,627.01	19,444,612.43
Notional SubTotal			599,288,350.00	454,132,474.19	0.00	598,869.14	0.00	0.00	598,869.14	454,033,567.57

Deal Distribution Total					104,112.23	1,356,449.93	0.00	0.00	1,460,562.16

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	233063AC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	233063AF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	233063AJ5	449.31582163	0.20233251	0.70467700	0.00000000	0.00000000	0.00000000	0.00000000	0.90700951	449.11348913
A-SB	233063AM8	802.33287663	17.59218037	1.25364414	0.00000000	0.00000000	0.00000000	0.00000000	18.84582451	784.74069625
A-4	233063AQ9	1,000.00000000	0.00000000	1.37000000	0.00000000	0.00000000	0.00000000	0.00000000	1.37000000	1,000.00000000
A-5	233063AT3	1,000.00000000	0.00000000	1.60500000	0.00000000	0.00000000	0.00000000	0.00000000	1.60500000	1,000.00000000
A-M	233063AZ9	1,000.00000000	0.00000000	1.95000000	0.00000000	0.00000000	0.00000000	0.00000000	1.95000000	1,000.00000000
B	233063BC9	1,000.00000000	0.00000000	2.13916656	0.00000000	0.00000000	0.00000000	0.00000000	2.13916656	1,000.00000000
C	233063BF2	1,000.00000000	0.00000000	2.91154801	0.00000000	0.00000000	0.00000000	0.00000000	2.91154801	1,000.00000000
D	233063BS4	1,000.00000000	0.00000000	0.81099358	1.06400610	3.98555464	0.00000000	0.00000000	0.81099358	1,000.00000000
E	233063BU9	1,000.00000000	0.00000000	0.00000000	1.87500000	5.62500000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	233063BW5	1,000.00000000	0.00000000	0.00000000	1.45833358	11.70093741	0.00000000	0.00000000	0.00000000	1,000.00000000
G	233063BY1	1,000.00000000	0.00000000	0.00000000	1.45833306	16.04166361	0.00000000	0.00000000	0.00000000	1,000.00000000
H	233063CA2	998.31919794	0.00000000	0.00000000	1.45588235	45.04582092	0.00000000	0.00000000	0.00000000	998.31919794
RR	233063CK0	757.78625455	0.16504020	2.15026290	0.14842372	2.06967512	0.00000000	0.00000000	2.31530310	757.62121435
RR Interest	N/A	757.78625337	0.16503937	2.15026331	0.14842422	2.06967696	0.00000000	0.00000000	2.31530268	757.62121400
S	233063CC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	233063CE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	233063AW6	704.68373386	0.00000000	0.99093212	0.00000000	0.00000000	0.00000000	0.00000000	0.99093212	704.48246524
X-B	233063BG0	1,000.00000000	0.00000000	0.50805727	0.00000000	0.00000000	0.00000000	0.00000000	0.50805727	1,000.00000000
X-D	233063BJ4	1,000.00000000	0.00000000	1.15842309	0.00000000	0.00000000	0.00000000	0.00000000	1.15842309	1,000.00000000
X-F	233063BL9	1,000.00000000	0.00000000	1.57508974	0.00000000	0.00000000	0.00000000	0.00000000	1.57508974	1,000.00000000
X-G	233063BN5	1,000.00000000	0.00000000	1.57508927	0.00000000	0.00000000	0.00000000	0.00000000	1.57508927	1,000.00000000
X-H	233063BQ8	998.31919794	0.00000000	1.57244235	0.00000000	0.00000000	0.00000000	0.00000000	1.57244235	998.31919794

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	43,513.10	0.00	43,513.10	0.00	0.00	0.00	43,513.10	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	6,157.90	0.00	6,157.90	0.00	0.00	0.00	6,157.90	0.00
A-4	07/01/26 - 07/30/26	30	0.00	92,886.00	0.00	92,886.00	0.00	0.00	0.00	92,886.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	280,701.66	0.00	280,701.66	0.00	0.00	0.00	280,701.66	0.00
X-A	07/01/26 - 07/30/26	30	0.00	486,959.90	0.00	486,959.90	0.00	0.00	0.00	486,959.90	0.00
X-B	07/01/26 - 07/30/26	30	0.00	22,835.65	0.00	22,835.65	0.00	0.00	0.00	22,835.65	0.00
X-D	07/01/26 - 07/30/26	30	0.00	27,768.56	0.00	27,768.56	0.00	0.00	0.00	27,768.56	0.00
X-F	07/01/26 - 07/30/26	30	0.00	21,238.51	0.00	21,238.51	0.00	0.00	0.00	21,238.51	0.00
X-G	07/01/26 - 07/30/26	30	0.00	9,439.51	0.00	9,439.51	0.00	0.00	0.00	9,439.51	0.00
X-H	07/01/26 - 07/30/26	30	0.00	30,627.01	0.00	30,627.01	0.00	0.00	0.00	30,627.01	0.00
A-M	07/01/26 - 07/30/26	30	0.00	140,234.25	0.00	140,234.25	0.00	0.00	0.00	140,234.25	0.00
B	07/01/26 - 07/30/26	30	0.00	48,073.49	0.00	48,073.49	0.00	0.00	0.00	48,073.49	0.00
C	07/01/26 - 07/30/26	30	0.00	65,434.13	0.00	65,434.13	0.00	0.00	0.00	65,434.13	0.00
D	07/01/26 - 07/30/26	30	45,958.88	29,495.63	0.00	29,495.63	16,737.88	0.00	0.00	12,757.74	62,696.76
E	07/01/26 - 07/30/26	30	30,900.00	15,450.00	0.00	15,450.00	15,450.00	0.00	0.00	0.00	46,350.00
F	07/01/26 - 07/30/26	30	138,111.27	19,664.17	0.00	19,664.17	19,664.17	0.00	0.00	0.00	157,775.44
G	07/01/26 - 07/30/26	30	87,397.90	8,739.79	0.00	8,739.79	8,739.79	0.00	0.00	0.00	96,137.69
H	07/01/26 - 07/30/26	30	849,016.49	28,356.73	0.00	28,356.73	28,356.73	0.00	0.00	0.00	877,373.22
RR	07/01/26 - 07/30/26	30	47,918.89	57,332.69	0.00	57,332.69	3,701.91	0.00	0.00	53,630.78	51,620.80
RR Interest	07/01/26 - 07/30/26	30	12,680.27	15,171.33	0.00	15,171.33	979.60	0.00	0.00	14,191.74	13,659.87
Totals			1,211,983.70	1,450,080.01	0.00	1,450,080.01	93,630.08	0.00	0.00	1,356,449.93	1,305,613.78

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	1,460,562.16	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,458,387.68	Master Servicing Fee	1,816.23
Interest Reductions due to Nonrecoverability Determination	(47,815.62)	Certificate Administrator Fee	4,854.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	205.54
ARD Interest	0.00	Operating Advisor Fee	1,204.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,410,572.06	Total Fees	8,081.16

Principal		Expenses/Reimbursements
Scheduled Principal	104,112.23	Reimbursement for Interest on Advances	(4.29)
Unscheduled Principal Collections		ASER Amount	40,518.27
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,526.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	104,112.23	Total Expenses/Reimbursements	46,040.95

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,356,449.93
Borrower Option Extension Fees	0.00	Principal Distribution	104,112.23
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,460,562.16
Total Funds Collected	1,514,684.29	Total Funds Distributed	1,514,684.27
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	478,034,189.34	478,034,189.34	Beginning Certificate Balance	478,034,189.33
(-) Scheduled Principal Collections	104,112.23	104,112.23	(-) Principal Distributions	104,112.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	477,930,077.11	477,930,077.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	478,466,040.89	478,466,040.89	Ending Certificate Balance	477,930,077.10
Ending Actual Collateral Balance	478,361,928.66	478,361,928.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	34,461.19	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	34,461.19	0.00	Net WAC Rate	3.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP	Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP
	9,999,999 or less	9	32,526,575.23	6.81%	44	3.8536	1.530064	1.49 or less	7	85,913,869.23	17.98%	37	4.2722	0.505623
10,000,000 to 19,999,999		11	136,642,354.95	28.59%	32	3.6044	2.051011	1.50 to 1.99	8	74,255,060.95	15.54%	38	3.6782	1.709550
20,000,000 to 29,999,999		5	114,670,799.83	23.99%	43	3.3641	4.084540	2.00 to 2.49	2	55,000,000.00	11.51%	37	3.2896	2.194545
30,000,000 to 39,999,999		4	128,000,000.00	26.78%	43	3.5125	2.370312	2.50 to 2.99	2	35,000,000.00	7.32%	30	3.8386	2.825714
	40,000,000 or greater	1	50,000,000.00	10.46%	43	3.5580	4.450000	3.00 to 3.99	7	90,670,799.83	18.97%	43	3.2520	3.376362
	Totals	31	477,930,077.11	100.00%	40	3.5476	2.818715	4.00 and greater	4	121,000,000.00	25.32%	45	3.1473	5.191570
								Totals	31	477,930,077.11	100.00%	40	3.5476	2.818715
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP
							Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP
California	5	102,670,799.83	21.48%	42	3.4091	3.688268
							Industrial	2	35,000,000.00	7.32%	35	3.2500	2.300000
Delaware	2	11,345,084.42	2.37%	46	3.7152	1.561976
							Lodging	2	50,000,000.00	10.46%	43	3.5580	4.450000
Florida	1	17,630,841.12	3.69%	35	3.2500	2.300000
							Mixed Use	5	77,267,936.91	16.17%	46	3.7311	2.370844
Illinois	1	19,968,689.13	4.18%	25	3.5300	1.600000
							Mobile Home Park	1	1,702,252.71	0.36%	43	4.0500	1.780000
Kansas	1	17,369,158.88	3.63%	35	3.2500	2.300000
							Multi-Family	3	54,000,000.00	11.30%	44	3.4817	1.558519
Louisiana	1	30,000,000.00	6.28%	41	3.5000	1.680000
							Office	9	181,927,541.78	38.07%	35	3.5770	2.630911
Maryland	1	4,948,514.54	1.04%	43	3.4500	(0.280000)
							Retail	7	61,941,998.61	12.96%	42	3.3181	4.395802
Michigan	2	1,825,309.74	0.38%	43	4.3500	1.800000
							Totals	30	477,930,077.11	100.00%	40	3.5476	2.818715
Nevada	2	50,000,000.00	10.46%	43	3.5580	4.450000

New York	7	112,527,252.71	23.54%	43	3.2265	2.658456

Tennessee	1	2,319,422.37	0.49%	48	4.3000	1.740000

Texas	3	29,234,657.27	6.12%	16	4.9050	(0.645549)

Washington	1	29,000,000.00	6.07%	41	2.8800	7.360000

Washington, DC	1	33,000,000.00	6.90%	48	4.4500	1.300000

Totals	30	477,930,077.11	100.00%	40	3.5476	2.818715

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP	Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP
	2.9999% or less	7	124,000,000.00	25.95%	44	2.9102	4.538710	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	6	84,948,514.54	17.77%	39	3.2608	2.287437	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	8	171,984,573.38	35.99%	39	3.6408	2.959615	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	6	51,671,984.82	10.81%	47	4.3294	1.491139	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	3	29,234,657.27	6.12%	16	4.9050	(0.645549)	49 months or greater	30	461,839,730.01	96.63%	40	3.5318	2.867445
	Totals	31	477,930,077.11	100.00%	40	3.5476	2.818715	Totals	31	477,930,077.11	100.00%	40	3.5476	2.818715
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP	Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP
	73 months or less	30	461,839,730.01	96.63%	40	3.5318	2.867445	Interest Only	21	398,777,289.18	83.44%	39	3.4535	3.056544
74 months to 96 months		0	0.00	0.00%	0	0.0000	0.000000	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
97 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	82 months or more	9	63,062,440.83	13.19%	47	4.0269	1.671672
	112 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	31	477,930,077.11	100.00%	40	3.5476	2.818715
	Totals	31	477,930,077.11	100.00%	40	3.5476	2.818715
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	16,090,347.10	3.37%	43	4.0000	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	461,839,730.01	96.63%	40	3.5318	2.867445
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	477,930,077.11	100.00%	40	3.5476	2.818715
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A-15-2	30318363	LO	Las Vegas	NV	Actual/360	3.558%	153,191.67	0.00	0.00	03/05/30	03/05/32	--	50,000,000.00	50,000,000.00	08/05/26
4A2-C3-A	30318364	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
4A2-C4-C	30318365				Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	08/06/26
4A2-C4-D	30318366				Actual/360	2.990%	25,747.22	0.00	0.00	N/A	12/06/29	--	10,000,000.00	10,000,000.00	08/06/26
5A2	30318389	IN	Various	Various	Actual/360	3.250%	97,951.39	0.00	0.00	N/A	07/06/29	--	35,000,000.00	35,000,000.00	08/06/26
8A3	30318367	MU	Washington	DC	Actual/360	4.450%	126,454.17	0.00	0.00	N/A	08/06/30	--	33,000,000.00	33,000,000.00	08/06/26
9A2	30318369	OF	San Jose	CA	Actual/360	2.800%	72,333.33	0.00	0.00	N/A	09/06/30	--	30,000,000.00	30,000,000.00	08/06/26
10	30318374	MF	New Orleans	LA	Actual/360	3.500%	90,416.67	0.00	0.00	N/A	01/06/30	--	30,000,000.00	30,000,000.00	08/06/26
11A4	30317590	RT	Tukwila	WA	Actual/360	2.880%	71,920.00	0.00	0.00	N/A	01/01/30	--	29,000,000.00	29,000,000.00	08/01/26
12A1	30506028	OF	San Francisco	CA	Actual/360	3.750%	82,895.29	0.00	0.00	N/A	08/06/30	--	25,670,799.83	25,670,799.83	08/06/26
13A1-11	30318375	MU	New York	NY	Actual/360	3.160%	27,211.11	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	08/06/26
13A1-12	30318376				Actual/360	3.160%	27,211.11	0.00	0.00	N/A	03/06/30	--	10,000,000.00	10,000,000.00	08/06/26
13A1-14	30318377				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	08/06/26
14A1-1-B-1	30505265	RT	Brooklyn	NY	Actual/360	3.359%	57,846.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	08/01/26
15A2-C	30530105	OF	Chicago	IL	30/360	3.530%	58,833.33	31,310.87	0.00	N/A	09/01/28	--	20,000,000.00	19,968,689.13	08/01/26
16A2-A	30318241	OF	Mountain View	CA	Actual/360	3.950%	68,027.78	0.00	0.00	N/A	07/06/30	--	20,000,000.00	20,000,000.00	08/06/26
17	30318378	RT	Weaverville	NC	Actual/360	4.000%	55,518.85	28,028.83	0.00	N/A	03/06/30	--	16,118,375.93	16,090,347.10	08/06/26
18A3	30506068	OF	Houston	TX	Actual/360	4.987%	60,056.65	0.00	0.00	N/A	03/01/25	--	13,983,600.05	13,983,600.05	05/01/26
19A3	30318180	OF	Campbell	CA	Actual/360	3.690%	47,662.50	0.00	0.00	N/A	03/06/27	--	15,000,000.00	15,000,000.00	08/06/26
20	30506157	MF	Valley Stream	NY	Actual/360	2.950%	33,023.61	0.00	0.00	N/A	08/05/30	--	13,000,000.00	13,000,000.00	08/05/26
21A2	30318379	OF	San Antonio	TX	Actual/360	4.750%	0.00	0.00	0.00	N/A	08/06/30	--	11,690,065.77	11,690,065.77	08/06/23
22	30318380	MU	Los Altos	CA	Actual/360	2.950%	30,483.33	0.00	0.00	N/A	08/06/30	--	12,000,000.00	12,000,000.00	08/06/26
23	30318381	MF	Brooklyn	NY	Actual/360	4.060%	38,457.22	0.00	0.00	N/A	07/06/30	--	11,000,000.00	11,000,000.00	08/06/26
24	30318391	RT	Wilmington	DE	Actual/360	3.730%	18,443.89	11,584.90	0.00	N/A	08/06/30	--	5,742,282.32	5,730,697.42	08/06/26
25	30318382	OF	Newark	DE	Actual/360	3.700%	17,918.96	9,698.02	0.00	N/A	03/06/30	--	5,624,085.02	5,614,387.00	08/06/26
26	30505192	MU	Bethesda	MD	Actual/360	3.450%	14,724.88	7,967.35	0.00	N/A	03/05/30	--	4,956,481.89	4,948,514.54	08/05/26
27	30318383	RT	Fort Worth	TX	Actual/360	5.090%	15,633.75	5,869.85	0.00	N/A	03/06/30	--	3,566,861.30	3,560,991.45	08/06/26
28	30318384	MU	Chattanooga	TN	Actual/360	4.300%	8,604.09	4,262.57	0.00	N/A	08/06/30	--	2,323,684.94	2,319,422.37	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30318385	RT	Various	MI	Actual/360	4.350%	6,846.49	2,451.11	0.00	N/A	03/06/30	--	1,827,760.85	1,825,309.74	08/06/26
30	30318386	MH	Duanesburg	NY	Actual/360	4.050%	5,946.86	2,938.73	0.00	N/A	03/06/30	--	1,705,191.44	1,702,252.71	08/06/26
31	30318387	RT	New York	NY	Actual/360	4.050%	6,364.69	0.00	0.00	N/A	03/06/30	--	1,825,000.00	1,825,000.00	08/06/26
Totals							1,410,572.06	104,112.23	0.00				478,034,189.34	477,930,077.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A-15-2	795,164,691.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C3-A	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C4-C	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2-C4-D	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	10,707,843.66	2,674,503.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	5,568,575.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	18,831,862.27	19,653,572.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,922,053.56	1,897,831.69	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	47,422,785.58	11,993,409.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	10,462,802.96	2,608,832.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-11	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-12	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-14	52,929,689.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1-1-B-1	44,478,733.38	8,613,060.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2-C	14,076,786.50	3,541,860.64	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2-A	8,006,340.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18A3	(2,977,572.00)	0.00	--	--	02/11/26	9,448,488.19	120,247.77	19,264.56	62,075.51	0.00	0.00
19A3	8,789,770.73	9,080,410.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	511,637.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	1,508,910.00	(744,209.00)	01/01/26	03/31/26	08/11/26	10,772,394.74	472,962.03	(379.91)	1,151,509.84	0.00	0.00
22	1,882,868.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	841,076.78	841,901.25	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	458,479.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	683,834.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(44,969.31)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	348,380.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	278,853.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	180,120.00	203,072.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	194,397.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	147,457.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,462,932,553.76	60,364,245.96				20,220,882.93	593,209.80	18,884.65	1,213,585.35	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	11,690,065.77	0	0.00	2	25,673,665.82	0	0.00	0	0.00	0	0.00	3.547567%	3.527321%	40
07/17/26	1	15,000,000.00	0	0.00	1	11,690,065.77	0	0.00	2	25,673,665.82	0	0.00	0	0.00	1	32,397,119.82	3.547631%	3.527382%	41
06/17/26	0	0.00	0	0.00	1	11,690,065.77	0	0.00	2	25,673,665.82	0	0.00	1	1,016,399.95	0	0.00	3.547847%	3.527757%	40
05/15/26	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	0	0.00	0	0.00	3.550767%	3.530672%	40
04/17/26	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	0	0.00	0	0.00	3.550831%	3.530736%	41
03/17/26	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	1	8,062,464.68	0	0.00	3.550891%	3.530795%	42
02/18/26	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	0	0.00	0	0.00	3.550948%	3.530889%	43
01/16/26	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	0	0.00	0	0.00	3.551006%	3.530946%	44
12/17/25	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	0	0.00	0	0.00	3.551064%	3.531004%	45
11/18/25	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	1	1,566,966.46	0	0.00	3.551126%	3.531066%	46
10/20/25	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	0	0.00	0	0.00	3.551180%	3.531126%	47
09/17/25	0	0.00	0	0.00	1	11,690,065.77	0	0.00	1	11,690,065.77	0	0.00	0	0.00	0	0.00	3.551241%	3.531187%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18A3	30506068	05/01/26	2	5	19,264.56	62,075.51	0.00	13,983,600.05	08/29/24	2			05/05/26
21A2	30318379	08/06/23	35	6	(379.91)	1,151,509.84	0.00	12,121,917.32	05/08/23	7	10/03/23		10/03/23
Totals					18,884.65	1,213,585.35	0.00	26,105,517.37
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		13,983,600	0	0		13,983,600
0 - 6 Months		0	0	0		0
7 - 12 Months		15,000,000	15,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		54,968,689	54,968,689	0		0
37 - 48 Months		313,977,788	302,287,722	0		11,690,066
49 - 60 Months		30,000,000	30,000,000	0		0
> 60 Months		50,000,000	50,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	477,930,077	452,256,411	0	0	0	25,673,666
Jul-26	478,034,189	437,360,524	15,000,000	0	0	25,673,666
Jun-26	510,508,488	484,834,822	0	0	0	25,673,666
May-26	511,597,177	499,907,112	0	0	0	11,690,066
Apr-26	511,673,863	499,983,797	0	0	0	11,690,066
Mar-26	511,745,644	500,055,578	0	0	0	11,690,066
Feb-26	519,893,623	508,203,558	0	0	0	11,690,066
Jan-26	519,964,867	493,274,801	0	0	15,000,000 11,690,066
Dec-25	520,035,868	508,345,802	0	0	0	11,690,066
Nov-25	520,111,310	508,421,244	0	0	0	11,690,066
Oct-25	521,748,777	510,058,712	0	0	0	11,690,066
Sep-25	521,823,738	510,133,672	0	0	0	11,690,066
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18A3	30506068	13,983,600.05	13,983,600.05	25,200,000.00	10/30/25	(2,977,572.00)	(0.72000)	12/31/25	03/01/25	I/O
21A2	30318379	11,690,065.77	12,121,917.32	19,100,000.00	06/17/26	(1,026,770.00)	(1.14000)	03/31/26	08/06/30	287
Totals		25,673,665.82	26,105,517.37	44,300,000.00		(4,004,342.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18A3	30506068	OF	TX	08/29/24	2

8/11/2026 - REO Title Date: 5/5/2026. Property is a 441,523 SF, 19-story, single-tenant office tower built in 1979 on 4.65 acres at 3000 Post Oak Blvd in Houston, Texas, adjacent to a 10-story parking garage. The asset is 100% vacant following

Bech tel’s lease expiration on 10/31/2024 after more than 20 years of occupancy, with no leasing activity since. The curtain wall has reached the end of its estimated 50-year useful life, with replacement costs projected between $7MM and

$15MM. Property is und er contract with closing set in August 2026.

21A2	30318379	OF	TX	05/08/23	7

8/11/2026 - REO Title Date: 10/3/2023. Property is an approx. 576,395 SF, 11-building, suburban office park known as Brass Professional Center located along and south of NW loop 410 in San Antonio, TX. Each building is separately platted.

The imp rovements were constructed between 1968 and 1998 with 10 of the 11 buildings built between 1968 and 1979. The total land area of the complex is 34.52 acres. The Loan was structured with a note split pari passu (A1 - BMARK 2020-

B18; A2 - DBJPM 2020-C9 & A 3 - BMARK 2020-B19). 2026 Budget identified ~$952K of DM and CapEx to be addressed. While, to date, several lease renewals and new leases have been completed, some major tenants have left reducing NOI of the portfolio. Property successfully traded at the June Gen II auction and is set to close in August 2026.AM handling renewals and working on transition items with buyer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1-A3	30505866	0.00	3.55000%	0.00	3.55000%	8	05/21/25	05/21/25	06/06/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18A3	0.00	0.00	3,010.36	0.00	0.00	40,518.27	0.00	0.00	0.00	0.00	0.00	0.00
21A2	0.00	0.00	2,516.61	0.00	0.00	0.00	0.00	47,815.62	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(4.29)	0.00	0.00	0.00
Total	0.00	0.00	5,526.97	0.00	0.00	40,518.27	0.00	47,815.62	(4.29)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,856.57

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Supplemental Notes
None

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